Allowance For Loan Losses (Schedule Of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	$ 9,178	$ 10,679
With no related allowance recorded, Unpaid principal balance	9,118	15,548
With an allowance recorded, Recorded investment	3,416	0
With an allowance recorded, Unpaid principal balance	3,416	0
With an allowance recorded, Related allowance	880
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	459	469
With no related allowance recorded, Unpaid principal balance	459	469
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
Home equity - junior liens [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	298	298
With no related allowance recorded, Unpaid principal balance	298	298
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	8,421	9,912
With no related allowance recorded, Unpaid principal balance	8,361	14,781
With an allowance recorded, Recorded investment	3,416	0
With an allowance recorded, Unpaid principal balance	3,416	0
With an allowance recorded, Related allowance	880
Consumer [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
DDA Overdrafts [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	$ 0